[Western Reserve Life Assurance Co. of Ohio]

October 26, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Flexible Premium Variable Annuity - M

Separate Account VA AA

Western Reserve Life Assurance Co. of Ohio

(File No. 333-145461)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, and statement of additional information dated October 29, 2007, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent pre-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8468.

Sincerely,

/s/ Darin D. Smith
Darin D. Smith
General Counsel
Annuity Products & Services
Financial Markets Group

cc:	Frederick R. Bellamy, Esq.